SHARE BASED COMPENSATION - Share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Share-based compensation expense
Share-based compensation expenses	¥ 4,528	$ 676	¥ 15,897
Cost of revenue
Share-based compensation expense
Share-based compensation expenses			153
Selling and marketing expenses
Share-based compensation expense
Share-based compensation expenses	705	105	824
Research and development expenses
Share-based compensation expense
Share-based compensation expenses	1,263	189	1,846
General and administrative expenses
Share-based compensation expense
Share-based compensation expenses	¥ 2,560	$ 382	¥ 13,074